Expense Example, No Redemption (Vanguard Growth and Income Fund Participant)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	119
5 YEAR	208
10 YEAR	468